Going Concern (Details Narrative) (10-K) - USD ($)	3 Months Ended		12 Months Ended		40 Months Ended	43 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Mar. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net Loss	$ (870,230)	$ (47,126)	$ (1,418,755)	$ (181,040)	$ 2,413,739	$ 3,283,969